Derivative Instruments - Schedule of Notional Amounts of Outstanding Derivative Positions (Details) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2017 USD ($) tbtu	Dec. 31, 2016 USD ($)
Interest Rate Derivatives [Member]
Derivative [Line Items]
Notional Amount	$ 28.8	$ 28.8
Effective Date	May 20, 2015	May 20, 2015
Maturity Date	May 31, 2022	May 31, 2022
Weighted Average Fixed Interest Rate Paid	2.29%	2.29%
Variable Interest Rate Received	One-month LIBOR	One-month LIBOR
Interest Rate Derivatives [Member] | Maximum [Member]
Derivative [Line Items]
Notional Amount	$ 4,900.0	$ 5,500.0
Liquefaction Supply Derivatives [Member]
Derivative [Line Items]
Notional Amount (in MMBtu) | tbtu	362